Fair value measurement - Short-term investments (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Minimum
Fair Value Measurement
Maturity term of short term investments (in days or months)		7 days
Maximum
Fair Value Measurement
Maturity term of short term investments (in days or months)	1 month